UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-06292

UBS Investment Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1.  Schedule of Investments

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—34.42%
Aerospace & defense—0.97%
General Dynamics Corp.	5,600	661,472
Precision Castparts Corp.	4,000	1,011,920
United Technologies Corp.	8,200	953,004
		2,626,396
Automobiles—0.47%
Ford Motor Co.	39,800	654,312
General Motors Co.	18,100	625,898
		1,280,210
Banks—0.48%
U.S. Bancorp	20,300	856,457
Wells Fargo & Co.	9,000	457,020
		1,313,477
Beverages—0.55%
Monster Beverage Corp. *	8,400	582,792
PepsiCo, Inc.	10,400	918,632
		1,501,424
Biotechnology—1.94%
Acorda Therapeutics, Inc. *	13,800	453,744
Alexion Pharmaceuticals, Inc. *	3,200	532,224
Alnylam Pharmaceuticals, Inc. *	6,600	391,314
Biogen Idec, Inc. *	2,950	942,141
Bluebird Bio, Inc. *,1	2,900	67,048
Epizyme, Inc. *	2,600	62,348
Gilead Sciences, Inc. *	21,400	1,737,894
Lexicon Pharmaceuticals, Inc. *	161,600	213,312
MacroGenics, Inc. *	2,200	41,052
Regeneron Pharmaceuticals, Inc. *	2,700	828,792
		5,269,869
Building products—0.21%
Owens Corning, Inc.	14,200	582,342

Capital markets—0.69%
Invesco Ltd.	14,500	532,150
Morgan Stanley	43,500	1,342,410
		1,874,560
Chemicals—1.22%
Air Products & Chemicals, Inc.	5,800	695,826
LyondellBasell Industries NV, Class A	5,200	517,764
Monsanto Co.	7,300	889,505
Praxair, Inc.	5,200	687,648

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
The Sherwin-Williams Co.	2,500	511,525
		3,302,268
Commercial services & supplies—0.08%
Waste Management, Inc.	4,600	205,528

Construction materials—0.27%
Martin Marietta Materials, Inc. [1]	5,900	724,520

Consumer finance—0.45%
American Express Co.	7,100	649,650
Capital One Financial Corp.	7,100	560,119
		1,209,769
Diversified financial services—1.24%
Citigroup, Inc.	29,647	1,410,308
IntercontinentalExchange Group, Inc.	2,900	569,560
JPMorgan Chase & Co.	25,100	1,394,807
		3,374,675
Electric utilities—0.35%
NextEra Energy, Inc.	9,700	944,392

Electrical equipment—0.23%
AMETEK, Inc.	11,600	615,728

Electronic equipment, instruments & components—0.20%
Jabil Circuit, Inc.	28,600	538,252

Energy equipment & services—2.00%
Baker Hughes, Inc.	19,900	1,403,348
Halliburton Co.	30,200	1,952,128
McDermott International, Inc. *,1	69,000	500,940
Noble Corp. PLC	18,000	566,280
Schlumberger Ltd.	9,700	1,009,188
		5,431,884
Food & staples retailing—0.24%
Rite Aid Corp. *	38,700	323,532
Walgreen Co.	4,700	337,977
		661,509
Food products—1.07%
Kellogg Co.	9,300	641,514
Mondelez International, Inc., Class A	46,900	1,764,378

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
The Hain Celestial Group, Inc. *	5,500	498,960
		2,904,852
Health care equipment & supplies—0.45%
Baxter International, Inc.	5,100	379,491
Intuitive Surgical, Inc. *	1,310	484,359
The Cooper Cos., Inc.	2,700	348,354
		1,212,204
Health care providers & services—0.65%
Catamaran Corp. *	13,300	582,008
Envision Healthcare Holdings, Inc. *	10,100	348,248
Laboratory Corp. of America Holdings *	3,400	348,772
UnitedHealth Group, Inc.	6,100	485,743
		1,764,771
Hotels, restaurants & leisure—0.97%
Las Vegas Sands Corp.	12,700	971,804
Starbucks Corp.	11,200	820,288
Yum! Brands, Inc.	10,800	834,948
		2,627,040
Household durables—0.13%
Mohawk Industries, Inc. *	2,700	366,282

Industrial conglomerates—0.77%
Danaher Corp.	26,800	2,101,924

Insurance—1.05%
ACE Ltd.	5,500	570,405
Aon PLC	6,900	620,586
Lincoln National Corp.	18,300	877,668
MetLife, Inc.	15,200	774,136
		2,842,795
Internet & catalog retail—1.25%
Amazon.com, Inc. *	7,730	2,416,011
The Priceline Group, Inc. *	760	971,759
		3,387,770
Internet software & services—1.23%
Facebook, Inc., Class A *	16,600	1,050,780
Google, Inc., Class A *	1,800	1,028,970
Google, Inc., Class C *	1,520	852,690

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Internet software & services—(concluded)
LinkedIn Corp., Class A *	2,500	400,225
		3,332,665
IT services—0.84%
MasterCard, Inc., Class A	12,350	944,158
ServiceSource International, Inc. *	70,500	320,775
Visa, Inc., Class A	4,700	1,009,701
		2,274,634
Life sciences tools & services—0.28%
Bio-Rad Laboratories, Inc., Class A *	2,200	265,606
Thermo Fisher Scientific, Inc.	4,300	502,713
		768,319
Machinery—0.51%
Cummins, Inc.	3,000	458,790
Illinois Tool Works, Inc.	10,800	934,740
		1,393,530
Media—1.37%
Comcast Corp., Class A	18,700	976,140
The Walt Disney Co.	11,300	949,313
Time Warner Cable, Inc.	400	56,464
Time Warner, Inc.	8,500	593,555
Viacom, Inc., Class B	13,400	1,143,422
		3,718,894
Multiline retail—0.38%
JC Penney Co., Inc. *,1	32,100	288,579
Macy’s, Inc.	12,600	754,614
		1,043,193
Oil, gas & consumable fuels—0.91%
Concho Resources, Inc. *	3,600	474,480
EOG Resources, Inc.	6,800	719,440
Exxon Mobil Corp.	4,900	492,597
PDC Energy, Inc. *	12,100	776,699
		2,463,216
Paper & forest products—0.23%
International Paper Co.	13,200	628,716

Personal products—0.22%
The Estee Lauder Cos., Inc., Class A	7,900	605,298

Pharmaceuticals—1.32%
Allergan, Inc.	3,900	653,094

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
Eli Lilly & Co.	11,200	670,432
Hospira, Inc. *	23,900	1,175,163
Impax Laboratories, Inc. *	13,000	360,880
Mallinckrodt PLC *,1	4,800	373,248
Teva Pharmaceutical Industries Ltd., ADR	6,900	348,381
		3,581,198
Real estate investment trusts—0.60%
Digital Realty Trust, Inc. [1]	17,200	989,000
Simon Property Group, Inc.	3,600	599,256
Washington Prime Group, Inc. *	1,800	35,802
		1,624,058
Road & rail—0.97%
Canadian Pacific Railway Ltd.	4,625	774,780
Hertz Global Holdings, Inc. *	42,300	1,248,696
Norfolk Southern Corp.	6,000	604,500
		2,627,976
Semiconductors & semiconductor equipment—1.51%
Altera Corp.	18,700	619,531
Applied Materials, Inc.	30,900	623,871
Broadcom Corp., Class A	19,700	627,839
Freescale Semiconductor Ltd. *	23,800	528,122
Mellanox Technologies Ltd. *	16,700	527,386
Micron Technology, Inc. *	22,900	654,711
NXP Semiconductors NV *	8,400	521,640
		4,103,100
Software—1.77%
Adobe Systems, Inc. *	11,000	709,940
Check Point Software Technologies Ltd. *,1	15,700	1,012,336
Salesforce.com, Inc. *	17,200	905,236
ServiceNow, Inc. *	10,400	544,024
Symantec Corp.	45,100	991,749
VMware, Inc., Class A *	6,500	627,250
		4,790,535
Specialty retail—0.59%
Best Buy Co., Inc.	20,700	572,562
The Home Depot, Inc.	12,700	1,018,921
		1,591,483
Technology hardware, storage & peripherals—2.08%
Apple, Inc.	7,915	5,010,195

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Technology hardware, storage & peripherals—(concluded)
NetApp, Inc.	17,400	643,974
		5,654,169
Textiles, apparel & luxury goods—1.03%
Michael Kors Holdings Ltd. *	5,300	500,214
Nike, Inc., Class B	12,200	938,302
Ralph Lauren Corp.	8,800	1,350,624
		2,789,140
Tobacco—0.40%
Philip Morris International, Inc.	12,300	1,089,042

Wireless telecommunication services—0.25%
Crown Castle International Corp.	8,200	629,186
NII Holdings, Inc. *,1	124,600	62,300
		691,486
Total common stocks (cost—$75,248,210)		93,435,093

Preferred stock—0.00%[2]
Consumer finance—0.00%[2]
Ally Financial, Inc. [3,4] (cost—$98)	5	5,042

	Face amount
US government obligations—3.60%
US Treasury Bonds
3.625%, due 02/15/44	620,000	657,587
3.750%, due 11/15/43	1,175,000	1,274,875
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/18	1,251,938	1,293,408
0.625%, due 01/15/24	531,557	551,947
US Treasury Notes
0.125%, due 04/30/15	250,000	250,088
0.250%, due 11/30/14	2,490,000	2,492,139
0.250%, due 01/31/15	75,000	75,082
0.250%, due 02/28/15	1,285,000	1,286,506
0.250%, due 10/31/15	500,000	500,449
0.250%, due 02/29/16	475,000	474,796
0.375%, due 08/31/15	625,000	626,783
1.625%, due 04/30/19	110,000	110,610
2.500%, due 04/30/15	160,000	163,488
Total US government obligations (cost—$9,670,600)		9,757,758

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Mortgage & agency debt securities—6.62%
Federal Home Loan Mortgage Corporation Certificates,**
5.000%, due 03/01/38	83,867	92,393
5.000%, due 11/01/38	8,397	9,249
5.000%, due 12/01/38	49,718	54,759
5.500%, due 05/01/37	518,732	583,671
5.500%, due 08/01/40	58,657	65,556
6.500%, due 08/01/28	144,640	164,591
3.500% TBA	125,000	128,652
4.000% TBA	700,000	739,710
4.500% TBA	725,000	783,012
Federal National Mortgage Association Certificates,**
3.000%, due 03/01/27	153,487	159,928
3.000%, due 08/01/27	211,332	220,202
3.000%, due 09/01/27	544,726	567,588
3.500%, due 10/01/42	321,337	331,937
4.000%, due 12/01/39	216,570	229,816
4.000%, due 02/01/41	109,216	115,896
4.000%, due 09/01/41	291,329	309,490
4.500%, due 09/01/37	602,939	654,117
4.500%, due 07/01/41	240,420	260,223
4.500%, due 01/01/44	100,723	109,031
5.000%, due 10/01/39	43,344	48,072
5.000%, due 05/01/40	53,650	59,481
5.500%, due 08/01/39	203,095	227,185
7.000%, due 08/01/32	245,376	281,222
7.500%, due 02/01/33	4,877	5,533
2.500% TBA	2,525,000	2,569,188
3.000% TBA	550,000	544,207
3.500% TBA	1,550,000	1,608,183
4.000% TBA	1,425,000	1,509,316
4.500% TBA	850,000	918,522
5.000% TBA	700,000	772,797
Government National Mortgage Association Certificates I,
4.000%, due 07/15/42	153,459	163,996
4.000% TBA	325,000	346,734
Government National Mortgage Association Certificates II,
4.000%, due 07/20/26	199,780	213,706
6.000%, due 11/20/28	1,468	1,651
6.000%, due 02/20/29	3,357	3,880
6.000%, due 02/20/34	417,967	470,577
3.000% TBA	200,000	201,438
3.500% TBA	325,000	338,254
4.000% TBA	1,075,000	1,147,898
4.500% TBA	875,000	952,964
Total mortgage & agency debt securities (cost—$17,742,718)		17,964,625

Collateralized mortgage obligations—0.14%
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class C
2.301%, due 08/15/26[4,5]	250,000	250,697
First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1,
0.420%, due 02/25/35[5]	136,139	123,812
Total collateralized mortgage obligations (cost—$386,139)		374,509

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Asset-backed securities—0.36%
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class B, 1.680%, due 07/08/19	100,000	100,216
Series 2014-1, Class D, 2.540%, due 06/08/20	200,000	202,240
Capital Auto Receivables Asset Trust,
Series 2013-3, Class B, 2.320%, due 07/20/18	225,000	229,761
Series 2014-1, Class C, 2.840%, due 04/22/19	200,000	204,550
Ford Credit Auto Owner Trust,
Series 2014-A, Class C, 1.900%, due 09/15/19	250,000	251,280
Total asset-backed securities (cost—$974,909)		988,047

Commercial mortgage-backed securities—1.08%
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.013%, due 12/10/49[5]	300,000	332,283
Commercial Mortgage Trust, Series 2007-GG11, Class A4,
5.736%, due 12/10/49	100,000	111,505
Extended Stay America Trust, Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[4]	225,000	229,231
FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A,
2.980%, due 12/06/20[4]	142,304	148,068
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4,
5.804%, due 06/15/49[5]	425,000	469,181
MSBAM Trust,
Series 2013-C7, Class B, 3.769%, due 02/15/46	50,000	50,438
Series 2013-C8, Class B, 3.675%, due 12/15/48 [5]	250,000	250,718
Series 2013-C10, Class C, 4.082%, due 07/15/46[5]	150,000	149,581
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B,
5.803%, due 08/12/45[4,5]	375,000	412,575
NLY Commercial Mortgage Trust, Series 2014-FL1, Class B,
1.901%, due 11/15/30[4,5]	175,000	175,415
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32, Class A3, 5.745%, due 06/15/49 [5]	200,000	220,589
Series 2007-C34, Class AM, 5.818%, due 05/15/46 [5]	175,000	194,226
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B,
3.863%, due 03/15/48[5]	200,000	202,958
Total commercial mortgage-backed securities (cost—$2,944,310)		2,946,768

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—11.77%
Aerospace & defense—0.03%
Huntington Ingalls Industries, Inc.
7.125%, due 03/15/21	75,000	81,938

Automobile OEM—0.07%
Ford Motor Co.
7.450%, due 07/16/31	150,000	199,979

Automotive parts—0.17%
American Axle & Manufacturing, Inc.
6.625%, due 10/15/22[1]	100,000	108,750
Schaeffler Holding Finance BV
6.875%, due 08/15/18[4,6]	200,000	211,250
The Goodyear Tire & Rubber Co.
6.500%, due 03/01/21	125,000	136,250
		456,250
Banking-non-US—0.44%
Barclays Bank PLC
5.140%, due 10/14/20	100,000	109,411
BNP Paribas SA MTN
2.700%, due 08/20/18	100,000	102,497
Caixa Economica Federal
2.375%, due 11/06/17[4]	150,000	146,925
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	122,655
Lloyds TSB Bank PLC
6.500%, due 09/14/20[4]	205,000	239,665
RBS Capital Trust II
6.425%, due 01/03/34[5,7]	50,000	52,250
Royal Bank of Scotland Group PLC
6.125%, due 12/15/22	100,000	108,912
Santander US Debt S.A. Unipersonal
3.724%, due 01/20/15[4]	100,000	101,739
Sinopec Group Overseas Development 2013 Ltd.
2.500%, due 10/17/18[4]	200,000	200,925
		1,184,979
Banking-US—0.75%
Bank of America Corp.
5.625%, due 07/01/20	85,000	98,033
CIT Group, Inc.
5.000%, due 08/15/22	50,000	51,625
5.500%, due 02/15/19[4]	100,000	108,000
Citigroup, Inc.
5.375%, due 08/09/20	40,000	45,838
5.500%, due 09/13/25	250,000	276,395
8.500%, due 05/22/19	70,000	89,663

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banking-US—(concluded)
JPMorgan Chase & Co.
3.150%, due 07/05/16	190,000	198,540
Morgan Stanley
2.500%, due 01/24/19	40,000	40,637
3.750%, due 02/25/23	75,000	76,186
4.875%, due 11/01/22	60,000	64,259
7.300%, due 05/13/19	300,000	366,586
The Goldman Sachs Group, Inc.
5.750%, due 01/24/22	110,000	127,279
6.150%, due 04/01/18	175,000	201,279
7.500%, due 02/15/19	80,000	97,949
Wells Fargo Bank N.A.
5.950%, due 08/26/36	160,000	201,456
		2,043,725
Building materials—0.27%
American Builders & Contractors Supply Co., Inc.
5.625%, due 04/15/21[4]	75,000	77,625
Boise Cascade Co.
6.375%, due 11/01/20	175,000	188,125
Owens Corning, Inc.
6.500%, due 12/01/16[8]	25,000	27,923
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, due 01/31/20	50,000	56,125
USG Corp.
5.875%, due 11/01/21[4]	125,000	132,500
Vulcan Materials Co.
7.500%, due 06/15/21	125,000	147,813
WESCO Distribution, Inc.
5.375%, due 12/15/21[4]	100,000	102,500
		732,611
Cable—0.06%
Comcast Corp.
6.300%, due 11/15/17	60,000	70,042
6.950%, due 08/15/37	60,000	80,571
		150,613
Chemicals—0.34%
Celanese US Holdings LLC
5.875%, due 06/15/21	145,000	160,043
CF Industries, Inc.
3.450%, due 06/01/23	310,000	307,461
INEOS Group Holdings SA
6.125%, due 08/15/18[1,4]	200,000	207,000
LYB International Finance BV
4.875%, due 03/15/44	70,000	73,297

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Montell America Finance Co.
8.100%, due 03/15/27[4]	50,000	67,303
Valspar Corp.
4.200%, due 01/15/22	100,000	104,926
		920,030
Coal—0.03%
Arch Coal, Inc.
9.875%, due 06/15/19	100,000	85,500

Commercial services—0.15%
RR Donnelley & Sons Co.
6.000%, due 04/01/24[1]	100,000	101,000
7.875%, due 03/15/21	100,000	114,750
The ADT Corp.
3.500%, due 07/15/22	120,000	110,100
6.250%, due 10/15/21[1]	75,000	78,937
		404,787
Consumer products—0.14%
Party City Holdings, Inc.
8.875%, due 08/01/20	100,000	111,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA
8.250%, due 02/15/21[1,8]	200,000	212,750
Spectrum Brands, Inc.
6.375%, due 11/15/20	50,000	54,187
		377,937
Consumer services—0.15%
Marsh & McLennan Cos., Inc.
9.250%, due 04/15/19	90,000	118,394
Service Corp. International
5.375%, due 05/15/24[4]	100,000	101,380
The ServiceMaster Co.
7.000%, due 08/15/20	125,000	131,875
XLIT Ltd.
6.375%, due 11/15/24	40,000	48,707
		400,356
Diversified manufacturing—0.05%
Bombardier, Inc.
7.750%, due 03/15/20[4]	125,000	141,250

Electric-generation—0.22%
Calpine Corp.
6.000%, due 01/15/22[4]	125,000	134,063
NRG Energy, Inc.
6.250%, due 07/15/22[4]	125,000	132,500

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric-generation—(concluded)
8.250%, due 09/01/20	100,000	110,500
The AES Corp.
8.000%, due 06/01/20	175,000	209,562
		586,625
Electric-integrated—0.15%
E.ON International Finance BV
5.800%, due 04/30/18[4]	80,000	91,762
FirstEnergy Corp.
7.375%, due 11/15/31	125,000	147,137
PPL Capital Funding, Inc.
3.950%, due 03/15/24	50,000	52,154
Southwestern Electric Power Co.
3.550%, due 02/15/22	105,000	108,085
		399,138
Energy-exploration & production—0.70%
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18	150,000	158,625
Antero Resources Finance Corp.
6.000%, due 12/01/20	175,000	187,031
Apache Corp.
5.250%, due 02/01/42	90,000	101,030
Athlon Holdings LP/Athlon Finance Corp.
6.000%, due 05/01/22[4]	75,000	76,688
Berry Petroleum Co.
6.750%, due 11/01/20	50,000	53,000
Chaparral Energy, Inc.
7.625%, due 11/15/22	125,000	133,125
Continental Resources, Inc.
4.900%, due 06/01/44[4]	90,000	93,103
Halcon Resources Corp.
9.750%, due 07/15/20	50,000	54,750
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, due 04/15/20	75,000	81,281
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, due 05/01/21	125,000	129,375
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20[1]	325,000	362,375
Oasis Petroleum, Inc.
6.875%, due 03/15/22[4]	125,000	135,937
Plains Exploration & Production Co.
6.500%, due 11/15/20	90,000	99,900
6.875%, due 02/15/23	110,000	124,987

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Energy-exploration & production—(concluded)
Quicksilver Resources, Inc.
7.125%, due 04/01/16	50,000	45,500
Rice Energy, Inc.
6.250%, due 05/01/22[4]	50,000	50,438
		1,887,145
Energy-independent—0.22%
Anadarko Finance Co. Series B
7.500%, due 05/01/31	80,000	108,741
Anadarko Petroleum Corp.
6.450%, due 09/15/36	85,000	107,003
Key Energy Services, Inc.
6.750%, due 03/01/21	75,000	78,375
Marathon Oil Corp.
6.600%, due 10/01/37	35,000	45,287
Petrohawk Energy Corp.
7.250%, due 08/15/18	240,000	252,000
		591,406
Energy-integrated—0.09%
Cenovus Energy, Inc.
3.800%, due 09/15/23	100,000	103,614
ConocoPhillips
6.500%, due 02/01/39	55,000	74,381
Petro-Canada
6.800%, due 05/15/38	50,000	66,634
		244,629
Energy-oilfield services—0.05%
Transocean, Inc.
3.800%, due 10/15/22	75,000	73,380
6.800%, due 03/15/38	50,000	56,241
		129,621
Energy-refining & marketing—0.13%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%, due 04/15/21[4]	200,000	202,500
Valero Energy Corp.
6.625%, due 06/15/37	115,000	143,629
		346,129
Environmental—0.02%
Clean Harbors, Inc.
5.250%, due 08/01/20	50,000	51,250

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Finance-diversified—0.11%
Merrill Lynch & Co., Inc.
6.110%, due 01/29/37	100,000	115,492
Merrill Lynch & Co., Inc. MTN
6.875%, due 04/25/18	75,000	88,785
Ventas Realty LP/Ventas Capital Corp.
2.700%, due 04/01/20	100,000	100,065
		304,342
Finance-non-captive diversified—0.10%
Ally Financial, Inc.
8.000%, due 03/15/20	100,000	121,250
General Electric Capital Corp.
6.750%, due 03/15/32	120,000	158,539
		279,789
Finance-other—0.43%
Caterpillar Financial Services Corp.
2.850%, due 06/01/22	105,000	104,574
General Electric Capital Corp. MTN
4.650%, due 10/17/21	100,000	111,413
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.875%, due 02/01/22	125,000	130,000
6.000%, due 08/01/20	75,000	80,625
International Lease Finance Corp.
5.875%, due 04/01/19	75,000	81,937
7.125%, due 09/01/18[4]	200,000	231,500
SLM Corp. MTN
5.500%, due 01/15/19	50,000	52,640
8.000%, due 03/25/20	100,000	115,500
8.450%, due 06/15/18	125,000	147,187
SquareTwo Financial Corp.
11.625%, due 04/01/17[1]	100,000	99,000
		1,154,376
Food—0.04%
Kraft Foods Group, Inc.
5.000%, due 06/04/42	100,000	106,542

Food/beverage—0.26%
Agrokor D.D.
8.875%, due 02/01/20[4]	200,000	225,250
Anheuser-Busch InBev Worldwide, Inc.
2.500%, due 07/15/22	65,000	62,869
8.200%, due 01/15/39	60,000	93,654
Diamond Foods, Inc.
7.000%, due 03/15/19[4]	50,000	52,125
Mondelez International, Inc.
4.000%, due 02/01/24	150,000	155,269

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Food/beverage—(concluded)
The Kroger Co.
3.850%, due 08/01/23	110,000	113,118
		702,285
Gaming—0.14%
Caesars Entertainment Operating Co., Inc.
11.250%, due 06/01/17	105,000	92,400
Caesars Entertainment Resort Properties LLC
8.000%, due 10/01/20[4]	25,000	25,844
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20[4]	150,000	155,250
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[4]	100,000	112,000
Tunica-Biloxi Gaming Authority
9.000%, due 11/15/15[9]	15,000	8,400
		393,894
Gas distributors—0.04%
Sempra Energy
9.800%, due 02/15/19	90,000	120,612

Gas pipelines—0.67%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
5.875%, due 08/01/23	100,000	101,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, due 03/01/22[4]	125,000	130,938
El Paso Pipeline Partners Operating Co. LLC
5.000%, due 10/01/21	85,000	92,611
Energy Transfer Partners LP
5.200%, due 02/01/22	240,000	266,468
9.000%, due 04/15/19	140,000	180,257
Kinder Morgan Energy Partners LP
3.950%, due 09/01/22	275,000	280,151
6.500%, due 09/01/39	55,000	65,130
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[8]	200,000	209,500
Sonat, Inc.
7.000%, due 02/01/18	150,000	165,124
Spectra Energy Capital LLC
3.300%, due 03/15/23	120,000	114,882
The Williams Cos., Inc.
3.700%, due 01/15/23	120,000	113,637

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Gas pipelines—(concluded)
Williams Partners LP
4.300%, due 03/04/24	90,000	93,505
		1,813,203
Health care—0.41%
Biomet, Inc.
6.500%, due 08/01/20	150,000	162,750
CHS/Community Health Systems, Inc.
6.875%, due 02/01/22[4]	50,000	52,625
7.125%, due 07/15/20	100,000	108,500
CVS Caremark Corp.
6.125%, due 09/15/39	60,000	75,445
ExamWorks Group, Inc.
9.000%, due 07/15/19	170,000	184,875
HCA, Inc.
3.750%, due 03/15/19	50,000	50,875
IMS Health, Inc.
6.000%, due 11/01/20[4]	325,000	342,875
Tenet Healthcare Corp.
6.000%, due 10/01/20	125,000	134,375
		1,112,320
Home construction—0.12%
Builders FirstSource, Inc.
7.625%, due 06/01/21[4]	50,000	53,500
KB Home
7.250%, due 06/15/18	100,000	112,000
Standard Pacific Corp.
8.375%, due 01/15/21	125,000	148,750
		314,250
Insurance-life—0.19%
Hartford Financial Services Group, Inc.
5.950%, due 10/15/36	100,000	120,737
Principal Financial Group, Inc.
8.875%, due 05/15/19	110,000	142,694
Prudential Financial, Inc. MTN
6.625%, due 12/01/37	200,000	262,887
		526,318
Insurance-personal & casualty—0.05%
Berkshire Hathaway Finance Corp.
3.000%, due 05/15/22	40,000	40,432

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Insurance-personal & casualty—(concluded)
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[4,5]	70,000	107,800
		148,232
Leisure—0.03%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	75,000	77,813

Lodging—0.08%
Host Hotels & Resorts LP
3.750%, due 10/15/23	110,000	109,419
Wyndham Worldwide Corp.
5.625%, due 03/01/21	100,000	110,775
		220,194
Machinery-agriculture & construction—0.05%
Case New Holland, Inc.
7.875%, due 12/01/17	105,000	123,375

Media-broadcast/outdoor—0.05%
21st Century Fox America, Inc.
5.400%, due 10/01/43	25,000	28,057
6.200%, due 12/15/34	45,000	54,886
Clear Channel Communications, Inc.
14.000%, due 02/01/21[1,6]	50,612	51,498
		134,441
Media-cable—0.65%
Altice SA
7.750%, due 05/15/22[4]	200,000	210,250
Cablevision Systems Corp.
8.625%, due 09/15/17	25,000	29,250
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, due 04/30/21	225,000	240,188
6.625%, due 01/31/22	100,000	108,125
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[4]	100,000	99,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.000%, due 08/15/40	100,000	115,588
DISH DBS Corp.
7.875%, due 09/01/19	245,000	291,550
Numericable Group SA
6.250%, due 05/15/24[4]	200,000	209,250
TCI Communications, Inc.
7.875%, due 02/15/26	50,000	69,804
Time Warner Cable, Inc.
6.550%, due 05/01/37	40,000	49,771

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Media-cable—(concluded)
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	80,000	107,977
Time Warner, Inc.
6.100%, due 07/15/40	45,000	53,782
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.250%, due 07/15/19	150,000	168,375
		1,752,910
Media-non cable—0.20%
Gannett Co., Inc.
6.375%, due 10/15/23[4]	175,000	186,812
Intelsat Jackson Holdings SA
5.500%, due 08/01/23[4]	100,000	99,500
7.250%, due 10/15/20	75,000	81,000
Intelsat Luxembourg SA
7.750%, due 06/01/21	175,000	185,500
		552,812
Media-publishing—0.08%
The McClatchy Co.
9.000%, due 12/15/22	200,000	228,750

Metals & mining—0.41%
ArcelorMittal
7.250%, due 03/01/41[1,8]	100,000	105,000
7.500%, due 10/15/39[8]	100,000	108,250
Barrick Gold Corp.
3.850%, due 04/01/22	120,000	116,771
Glencore Funding LLC
2.500%, due 01/15/19[4]	160,000	158,020
Goldcorp, Inc.
3.700%, due 03/15/23	100,000	98,176
Murray Energy Corp.
8.625%, due 06/15/21[4]	50,000	54,500
Steel Dynamics, Inc.
5.250%, due 04/15/23	50,000	51,125
Teck Resources Ltd.
6.250%, due 07/15/41	125,000	136,200
TMS International Corp.
7.625%, due 10/15/21[4]	150,000	160,125
Vale Overseas Ltd.
4.375%, due 01/11/22	95,000	97,581
6.875%, due 11/21/36	35,000	38,876
		1,124,624
Metals/mining excluding steel—0.16%
FMG Resources (August 2006) Pty Ltd.
8.250%, due 11/01/19[1,4]	50,000	54,375
Hecla Mining Co.
6.875%, due 05/01/21	150,000	147,750
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, due 06/01/20	217,000	245,752
		447,877
Oil & gas—0.22%
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, due 04/15/22	50,000	53,750
Petrobras Global Finance BV
3.250%, due 03/17/17	180,000	183,894
Petrobras International Finance Co.
5.375%, due 01/27/21	140,000	144,952
Petroleos Mexicanos
3.500%, due 07/18/18	100,000	104,650
3.500%, due 01/30/23	110,000	107,250
		594,496

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Oil field equipment & services—0.28%
Hiland Partners LP/Hiland Partners Finance Corp.
7.250%, due 10/01/20[4]	250,000	273,125
Offshore Group Investment Ltd.
7.500%, due 11/01/19	225,000	236,250
Pacific Drilling SA
5.375%, due 06/01/20[4]	250,000	245,000
		754,375
Packaging & containers—0.13%
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, due 01/15/23	75,000	72,938
Mustang Merger Corp.
8.500%, due 08/15/21[4]	150,000	164,250
Sealed Air Corp.
5.250%, due 04/01/23[4]	100,000	102,250
		339,438
Pharmaceuticals—0.45%
Capsugel SA
7.000%, due 05/15/19[4,6]	50,000	51,375
Celgene Corp.
4.000%, due 08/15/23	140,000	146,162
ConvaTec Healthcare SA
10.500%, due 12/15/18[4]	200,000	218,500
Endo Finance LLC & Endo Finco, Inc.
7.250%, due 01/15/22[4]	25,000	27,250
Mylan, Inc.
2.550%, due 03/28/19	50,000	50,549
2.600%, due 06/24/18	100,000	101,827
Teva Pharmaceutical Finance Co. BV
2.400%, due 11/10/16	125,000	129,386
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	90,000	92,616
Valeant Pharmaceuticals International
7.000%, due 10/01/20[4]	375,000	399,375
		1,217,040
Railroads—0.03%
Burlington Northern Santa Fe LLC
6.150%, due 05/01/37	25,000	30,970
Norfolk Southern Corp.
3.250%, due 12/01/21	50,000	51,244
		82,214
Real estate investment trusts—0.19%
Boston Properties LP
3.800%, due 02/01/24	150,000	153,010
CBRE Services, Inc.
5.000%, due 03/15/23	100,000	100,750
ERP Operating LP
4.750%, due 07/15/20	35,000	39,213
Rayonier AM Products, Inc.
5.500%, due 06/01/24[4]	125,000	126,563
Ventas Realty LP
3.750%, due 05/01/24	90,000	90,892
		510,428
Retail-specialty—0.07%
Claire’s Stores, Inc.
8.875%, due 03/15/19[1]	25,000	21,312
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
7.500%, due 08/01/18[4,6]	25,000	25,625
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[4]	60,000	64,426
Rite Aid Corp.
9.250%, due 03/15/20	75,000	85,500
		196,863

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Software/services—0.27%
Activision Blizzard, Inc.
5.625%, due 09/15/21[4]	25,000	26,938
BMC Software Finance, Inc.
8.125%, due 07/15/21[4]	225,000	236,812
Infor US, Inc.
9.375%, due 04/01/19	275,000	307,656
Xerox Corp.
3.800%, due 05/15/24	150,000	149,661
		721,067
Technology-hardware—0.30%
Apple, Inc.
2.400%, due 05/03/23	145,000	137,830
Equinix, Inc.
5.375%, due 04/01/23	100,000	102,000
7.000%, due 07/15/21	50,000	55,625
International Business Machines Corp.
3.375%, due 08/01/23	230,000	233,950
NCR Corp.
6.375%, due 12/15/23[4]	75,000	80,813
NXP BV/NXP Funding LLC
5.750%, due 02/15/21[4]	200,000	213,750
		823,968
Technology-software—0.13%
Epicor Software Corp.
8.625%, due 05/01/19	115,000	124,919
First Data Corp.
12.625%, due 01/15/21	200,000	240,500
		365,419
Telecom-wireless—0.29%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	39,512
5.000%, due 03/30/20	135,000	151,874
Rogers Communications, Inc.
5.000%, due 03/15/44	90,000	93,663
Sprint Capital Corp.
6.900%, due 05/01/19	100,000	110,500
Sprint Corp.
7.250%, due 09/15/21[4]	175,000	193,812
Wind Acquisition Finance SA
7.375%, due 04/23/21[4]	200,000	207,000
		796,361
Telephone-integrated—0.48%
CenturyLink, Inc.
6.450%, due 06/15/21	100,000	108,750
Frontier Communications Corp.
8.500%, due 04/15/20	175,000	204,094
9.000%, due 08/15/31	45,000	47,812
Level 3 Financing, Inc.
8.625%, due 07/15/20	25,000	28,063
Motorola Solutions, Inc.
3.500%, due 03/01/23	180,000	174,608
Sprint Communications, Inc.
9.000%, due 11/15/18[4]	175,000	212,625
Verizon Communications, Inc.
1.984%, due 09/14/18[5]	80,000	84,313
6.400%, due 09/15/33	140,000	172,120
Windstream Corp.
7.750%, due 10/01/21	250,000	271,250
		1,303,635

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(concluded)
Textiles & apparel—0.02%
The William Carter Co.
5.250%, due 08/15/21[4]	50,000	52,125

Theaters & entertainment—0.07%
Cinemark USA, Inc.
4.875%, due 06/01/23	100,000	98,500
WMG Acquisition Corp.
6.000%, due 01/15/21[4]	100,000	103,500
		202,000
Tobacco—0.18%
Altria Group, Inc.
5.375%, due 01/31/44	150,000	162,967
9.950%, due 11/10/38	21,000	34,654
Imperial Tobacco Finance PLC
3.500%, due 02/11/23[4]	130,000	128,295
Philip Morris International, Inc.
2.900%, due 11/15/21	150,000	151,836
		477,752
Transportation services—0.16%
ERAC USA Finance LLC
2.800%, due 11/01/18[4]	120,000	124,096
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, due 11/15/21[4]	75,000	78,562
Ryder System, Inc.
2.350%, due 02/26/19	95,000	95,595
2.550%, due 06/01/19	140,000	142,025
		440,278
Total corporate bonds (cost—$30,880,189)		31,932,316

Non-US government obligation—0.05%
Turkey Government International Bond
6.750%, due 04/03/18 (cost—$133,549)	120,000	135,900

Municipal bonds and notes—0.29%
California—0.17%
California (Build America Bonds)
7.550%, due 04/01/39	230,000	336,499
Los Angeles Unified School District (Build America Bonds)
6.758%, due 07/01/34	100,000	134,427
		470,926
Illinois—0.12%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Taxable Pension Funding, Series A,
6.899%, due 12/01/40	55,000	67,270
State of Illinois
5.877%, due 03/01/19	225,000	254,860
		322,130
Total municipal bonds and notes (cost—$750,882)		793,056

Short-term US government obligation—1.70%
US Treasury Bill
0.010%, due 06/26/14[10] (cost—$4,599,884)	4,600,000	4,599,909

Repurchase agreement—42.01%
Repurchase agreement dated 05/30/14 with State Street Bank and Trust Co., 0.000% due 06/02/14, collateralized by $32,245,054 Federal Home Loan Mortgage Corp. obligations, 2.080% to 2.100% due 10/17/22 and $89,648,034 Federal National Mortgage Association obligations, 2.200% due 10/17/22; (value—$116,312,711); proceeds: $114,031,000 (cost—$114,031,000)	114,031,000	114,031,000

	Shares
Investment of cash collateral from securities loaned—1.63%
Money market fund—1.63%
UBS Private Money Market Fund LLC (cost—$4,431,027) [11]	4,431,027	4,431,027
Total investments (cost—$261,793,515) [12]—103.67%		281,395,050
Liabilities in excess of other assets—(3.67)%		(9,963,911)
Net assets—100.00%		271,431,139

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes and net unrealized appreciation consisted of:

Gross unrealized appreciation	$21,790,988
Gross unrealized depreciation	(2,189,453)
Net unrealized appreciation	$19,601,535

Futures contracts

Number of contracts		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
111	Russell 2000 Mini Index Futures	June 2014	13,121,021	12,578,520	(542,501)
918	S&P 500 E-Mini Index Futures	June 2014	84,808,126	88,196,850	3,388,724
268	S&P 500 E-Mini Industrial Sector Futures	June 2014	13,907,458	14,450,560	543,102
			111,836,605	115,225,930	3,389,325

Number of contracts		Expiration date	Proceeds($)	Current value($)	Unrealized appreciation (depreciation)($)

Index futures sell contracts:
176	NASDAQ 100 E-Mini Index Futures	June 2014	12,853,534	13,148,960	(295,426)
312	S&P 500 E-Mini Consumer Staples Sector Futures	June 2014	13,294,784	14,030,640	(735,856)
			26,148,318	27,179,600	(1,031,282)
					2,358,043

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the Fund’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	93,435,093	—	—	93,435,093
Preferred stock	—	5,042	—	5,042
US government obligations	—	9,757,758	—	9,757,758
Mortgage & agency debt securities	—	17,964,625	—	17,964,625
Collateralized mortgage obligations	—	374,509	—	374,509
Asset-backed securities	—	988,047	—	988,047
Commercial mortgage-backed securities	—	2,946,768	—	2,946,768
Corporate bonds	—	31,932,316	—	31,932,316
Non-US government obligations	—	135,900	—	135,900
Municipal bonds and notes	—	793,056	—	793,056
Short-term US government obligations	—	4,599,909	—	4,599,909
Repurchase agreement	—	114,031,000	—	114,031,000
Investments of cash collateral from securities loaned	—	4,431,027	—	4,431,027
Futures contracts	3,931,826	—	—	3,931,826
Total	97,366,919	187,959,957	—	285,326,876

Liabilities
Futures contracts	(1,573,783)	—	—	(1,573,783)

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

At May 31, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine months ended May 31, 2014:

Corporate bond ($)
Beginning balance	1,575
Purchases	—
Sales	(1,628)
Accrued discounts/(premiums)	—
Total realized gain/(loss)	1,628
Net change in unrealized appreciation/depreciation	(1,575)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	—

As of May 31, 2014 the Fund did not hold any Level 3 investments.

Issuer breakdown by country or territory of origin

	Percentage of total investments (%)
United States	94.2
Canada	0.8
United Kingdom	0.7
Israel	0.7
Netherlands	0.7
Luxembourg	0.6
Curacao	0.4
Bermuda	0.4
British Virgin Islands	0.3
Cayman Islands	0.2
Switzerland	0.2
Panama	0.2
Mexico	0.1
Ireland	0.1
France	0.1
Croatia	0.1
Brazil	0.1
Turkey	0.1
Spain	0.0	†
Marshall Islands	0.0	†
Liberia	0.0	†
Australia	0.0	†
Total	100.0

†  Amount represents less than 0.05%

Portfolio footnotes

*	Non-income producing security.
**

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Security, or portion thereof, was on loan at May 31, 2014.
2	Amount represents less than 0.005%.
3	Cumulative preferred stock. The next call date is June 30, 2014.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.70% of net assets as of May 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Variable or floating rate security. The interest rate shown is the current rate as of May 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
6	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
7	Perpetual bond security. The maturity date reflects the next call date.
8	Step bond that converts to the noted fixed rate at a designated future date.
9	Illiquid investment as of May 31, 2014.
10	Rates shown are the discount rates at date of purchase.

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2014 (unaudited)

11

Investment in affiliated investment company. The table below details the Fund’s transaction activity in affiliated issuers for the nine months ended May 31, 2014. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see notes to financial statements in the most recent shareholder report for further information

Security description	Value at 08/31/13($)	Purchases during the nine months ended 05/31/14($)	Sales during the nine months ended 05/31/14($)	Value at 05/31/14($)	Net income earned from affiliate for the nine months ended 05/31/14($)
UBS Private Money Market Fund LLC	4,915,379	17,422,625	17,906,977	4,431,027	305

12

Includes $5,251,556 of investments in securities on loan, at value plus accrued interest and dividends, if any. The portfolio includes cash collateral of $4,431,027 and non-cash collateral of $1,033,610.

Fund acronyms

ADR	American Depositary Receipt
FDIC	Federal Deposit Insurance Corporation
MTN	Medium Term Note
OEM	Original Equipment Manufacturer
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

The Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share will be calculated as of the time trading was halted.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities.  The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers.  Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments.  An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments.  Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation.  Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.  In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund.  UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.  If a market value is not readily available from an independent pricing source for a particular security, that investment is valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, the type and cost of the investment; contractual or legal restrictions on resale of the investment; relevant financial or business developments of the issuer; actively traded similar or related investments; conversion or exchange rights on the investment; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of investments (particularly non-US securities) between the close of trading in those investments and the close of regular trading on the New York Stock Exchange, these investments are fair valued.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.  Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated February 28, 2014.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)             Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 30, 2014